INVESTMENT IN EQUITY METHOD INVESTEES (Schedule of Carrying Value of Equity Method Investees) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	May. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investees	$ 26,962	$ 27,352		$ 17,843
Actions Microelectronics Co., Ltd. ("Actions Microelectronics Hong Kong") [Member]
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investees	3,336	3,332
Nann Capital [Member]
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investees	$ 23,626	$ 24,020	$ 9,016